Deferred tax assets and liabilities - Impact on current taxes payable (Details) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deferred tax assets	$ 0.8	$ 0.6
Deferred tax liabilities	$ 1.7	$ 1.8